Note 3 - Inventories (Details) - Summary of Inventories - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Inventory	$ 1,464,940	$ 1,758,930
Lubricant [Member]
Inventory [Line Items]
Inventory	990,440	1,226,172
Victualling [Member]
Inventory [Line Items]
Inventory	105,369	186,188
Bunkers [Member]
Inventory [Line Items]
Inventory	$ 369,131	$ 346,570